Leases - Schedule Of Lease Expense (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease [Line Items]
Operating lease cost	$ 3,810	$ 3,715
Short-term lease cost	316	170
Variable lease cost	196	277
Sub-lessor lease income	(38)	(154)
Total lease cost	$ 4,284	$ 4,008